Property, Plant and Equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment
Property, Plant and Equipment, Net		$ 3,444	$ 3,681
Property, Plant and Equipment, Transfers and Changes		363
Gathering and Processing [Member]
Property, Plant and Equipment
Property, Plant and Equipment, at Cost	[1]	1,983	2,265
Terminalling and Transportation
Property, Plant and Equipment
Property, Plant and Equipment, at Cost	[2]	2,076	1,897
Property Subject to or Available for Operating Lease, Gross		385	252
Property Subject to or Available for Operating Lease, Accumulated Depreciation	[1],[2]	(111)	(41)
Pipelines
Property, Plant and Equipment
Property, Plant and Equipment, at Cost		4,059	4,162
Accumulated depreciation (a) (b)	[1],[2]	$ (615)	$ (481)

[1]	We recognized a decrease of $363 million to net property, plant and equipment as of January 1, 2016, as a result of the deconsolidation of RGS. See Note 6 for further discussion of the deconsolidation of RGS.
[2]	Assets owned by us for which we are the lessor under operating leases were $385 million and $252 million before accumulated depreciation of $111 million and $41 million as of December 31, 2016 and 2015, respectively.